Income Taxes (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Domestic	$ (5,342)	$ (3,683)	$ 1,430
Foreign	(1,870)	(968)	(570)
Income (loss) before taxes on income	$ (7,212)	$ (4,651)	$ 860